Loans (Tables)	6 Months Ended
Jun. 30, 2012
Loans [Abstract]
Classifications Of Loans

	June 30, 2012	December 31, 2011

Real estate
Commercial	$317,773,437	$273,101,082
Construction	51,887,623	51,662,538
Residential	95,136,947	96,723,708
Commercial	98,871,677	107,125,895
Consumer	12,752,382	13,674,025
	576,422,066	542,287,248
Allowance for loan losses	(4,109,461)	(3,741,271)
Deferred loan costs, net	833,526	751,689
	$573,146,131	$539,297,666

Schedule Of Recorded Book Balance Of Non-Performing Loans And Accruing Past Due Loans

Non-Accrual and Past Due Loans and Troubled Debt Restructurings

Recorded Book Balance

June 30, 2012

	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	2	$817,456	$46,627	7	$2,431,806	$870,081
Construction	1	969,337	267,641	3	850,000	705,281
Residential	-	-	-	6	1,300,661	388,346
Commercial	-	-	-	3	259,141	51,468
Consumer	-	-	-	-	-	-
Total non-performing loans	3	$1,786,793	$314,268	19	$4,841,608	$2,015,176

Accruing past due loans:
30-59 days past due
Real estate	5	1,470,732		1	425,107
Commercial	1	439,768		3	237,115
Consumer	-	-		12	42,124
Total 30-59 days past due	6	1,910,500		16	704,346
60-89 days past due
Real estate	2	888,719		-	-
Commercial	-	-		2	20,993
Consumer	-	-		1	699
Total 60-89 days past due	2	888,719		3	21,692
90 or more days past due
Consumer	-	-		2	940,072
Total accruing past due loans	8	$2,799,219		21	$1,666,110

Accruing Troubled Debt Restructurings
Real Estate	1	$499,122		1	$152,848
Consumer	-	-		1	442
Total Accruing Troubled Debt Restructurings	1	$499,122		2	$153,290

The table below presents a breakdown of the recorded book balance of non-performing loans and accruing past due loans at December 31, 2011.

Non-Accrual and Past Due Loans and Troubled Debt Restructurings

Recorded Book Balance

December 31, 2011

	Legacy			Acquired
	# of Borrowers	Account Balance	Interest Not Accrued	# of Borrowers	Account Balance	Interest Not Accrued
Real Estate
Commercial	-	$-	$-	7	$2,288,900	$1,164,630
Construction	1	1,169,337	212,484	2	1,184,146	255,560
Residential	-	-	-	4	1,019,942	241,093
Commercial	1	77,975	1,735	4	90,039	33,041
Consumer	-	-	-	-	-	-
Total non-performing loans	2	$1,247,312	$214,219	17	$4,583,027	$1,694,324

Accruing past due loans:
30-59 days past due
Real estate	1	421,805		3	474,651
Commercial	-	-		-	-
Consumer	-	-		16	22,698
Total 30-59 days past due	1	421,805		19	497,349
60-89 days past due
Real estate	2	311,762		2	338,431
Commercial	1	11,043		-	-
Consumer	-	-		1	3,494
Total 60-89 days past due	3	322,805		3	341,925
90 or more days past due
Consumer	1	34,370		-	-
Total accruing past due loans	5	$778,980		22	$839,274

Accruing Troubled Debt Restructurings
Real Estate	3	$5,037,879		-	$-
Consumer	1	142,671		2	154,088
Total Accruing Troubled Debt Restructurings	4	$5,180,550		2	$154,088

The tables below present the contract amount due of the non-accrual loans at June 30, 2012 and December 31, 2011.

Non-Accrual

Contract Amount

June 30, 2012

	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial	2	$817,456	$46,627	7	$5,640,834	$870,081
Construction	1	1,616,317	267,641	3	4,294,266	705,281
Residential	-	-	-	6	2,894,232	388,346
Commercial	-	-	-	3	394,990	51,468
Consumer	-	-	-	-	-	-
Total non-performing loans	3	$2,433,773	$314,268	19	$13,224,322	$2,015,176

Non-Accrual

Contract Amount

December 31, 2011

	Legacy			Acquired
	# of Borrowers	Contract Balance	Interest Not Accrued	# of Borrowers	Contract Balance	Interest Not Accrued
Real Estate
Commercial	-	$-	$-	7	$6,417,444	$1,164,630
Construction	1	1,616,317	212,484	2	2,815,452	255,560
Residential	-	-	-	4	2,606,151	241,093
Commercial	1	77,975	1,735	4	327,414	33,041
Consumer	-	-	-	-	-	-
Total non-performing loans	2	$1,694,292	$214,219	17	$12,166,461	$1,694,324

Allocation Of Allowance For Loan Losses

	June 30, 2012		December 31, 2011
	Account Balance	Allocation of Allowance for Loan Losses	Account Balance	Allocation of Allowance for Loan Losses
Risk Rating
Pass (1-4)	$548,327,441	$3,107,688	$517,010,521	$3,219,376
Special Mention (5)	14,251,115	276,163	11,090,344	320,241
Substandard (6)	13,843,510	725,610	14,186,383	201,654
Doubtful (7)	-	-	-	-
Loss (8)	-	-	-	-
Total	$576,422,066	$4,109,461	$542,287,248	$3,741,271

Allowance for Loan Losses By Portfolio Segment

June 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Provision for loan losses	1,081,590	(87,981)	(271,065)	27,456	750,000
Recoveries	12,975	31,933	-	48,667	93,575
	3,217,633	866,262	294,175	206,776	4,584,846
Loans charged off	(324,486)	(87,691)	-	(63,208)	(475,386)
Ending Balance	$2,893,147	$778,571	$294,175	$143,568	$4,109,461

Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$615,489	$110,121	$-	$-	$725,610
Loans collectively evaluated for impairment	2,277,658	668,450	294,175	143,568	3,383,851
Ending balance	$2,893,147	$778,571	$294,175	$143,568	$4,109,461

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Beginning balance	$1,748,122	$417,198	$294,723	$8,433	$2,468,476
Provision for loan losses	967,036	384,642	317,778	130,544	1,800,000
Recoveries	13,701	154,523	-	66,834	235,058
	2,728,859	956,363	612,501	205,811	4,503,534
Loans charged off	(605,791)	(34,053)	(47,261)	(75,158)	(762,263)
Ending Balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271
Amount allocated to:
Loans individually evaluated for impairment with specific allocation	$175,117	$136,654	$70,000	$-	$381,771
Loans collectively evaluated for impairment	1,947,951	785,656	495,240	130,653	3,359,500
Ending balance	$2,123,068	$922,310	$565,240	$130,653	$3,741,271

Recorded Investment, Loans, Related To Balance In The Allowance For Possible Loan Losses By Portfolio Segment

June 30, 2012	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$1,680,100	$220,243	$-	$-	$1,900,343
Loans individually evaluated for impairment without specific reserve	2,959,973	1,630,136	-	-	4,590,109
Loans collectively evaluated for impairment	460,157,934	97,021,298	8,243,260	4,509,122	569,931,614
Ending balance	$464,798,007	$98,871,677	$8,243,260	$4,509,122	$576,422,066

December 31, 2011	Real Estate	Commercial	Boats	Other Consumer	Total
Loans individually evaluated for impairment with specific reserve	$5,924,354	$136,654	$142,671	$-	$6,203,679
Loans individually evaluated for impairment without specific reserve	1,720,458	1,887,986	-	-	3,608,444
Loans collectively evaluated for impairment	413,842,516	105,101,255	8,717,775	4,813,579	532,475,125
Ending balance	$421,487,328	$107,125,895	$8,860,446	$4,813,579	$542,287,248